Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following as of September 30, 2017 and December 31, 2016:

	2017	2016
At Cost:
Buildings	$6,127,627	$5,865,546
Equipment	6,023,139	5,779,506
Motor vehicles	50,578	48,518
Furniture and fixtures	22,328	19,071
	$12,223,672	$11,712,641

Less: Accumulated depreciation	1,090,966	564,361

	$11,132,706	$11,148,280

Plant and equipment consisted of the following as of December 31, 2016 and 2015:

	2016	2015
At Cost:
Buildings	$5,865,546	$4,786,603
Equipment	5,779,506	70,920
Motor vehicles	48,518	51,407
Furniture and fixtures	19,070	5,202
	$11,712,641	$4,914,132
Less: Accumulated depreciation
Buildings	241,991	18,946
Equipment	280,610	3,182
Motor vehicles	39,159	29,517
Furniture and fixtures	2,601	147
	564,361	51,792

	$11,148,280	$4,862,340